Note 21 - Stock-based Compensation - Summary of Activity for Stock Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Outstanding, beginning of year (in shares)	93,069	63,503	33,352
Granted (in shares)	33,853	31,267	30,151
Exercised (in shares)
Forfeited (in shares)	(9,275)	(1,701)
Outstanding, end of year (in shares)	117,647	93,069	63,503
Weighted average exercise price at end of year (in dollars per share)	$ 21.81	$ 21.39	$ 20.45